Tax matters - Deferred taxes (Details) - EUR (€) € in Millions		12 Months Ended
	May 03, 2016	Dec. 31, 2019	Dec. 31, 2015	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 22,758		€ 23,258	[1]	€ 23,210	€ 21,264
Deferred tax liabilities		6,522		5,568	[1]	4,837
Portion already submitted for conversion				486		995
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		11,233		10,866		11,046
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		11,525		12,392		12,164
SPAIN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		12,511
SPAIN | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Annual fee to maintain the monetized portion of deferred taxes (as a percent)			1.50%
ITALY | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Annual fee to maintain the monetized portion of deferred taxes (as a percent)	1.50%
BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		6,120
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,303
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3,427		4,276		4,457	4,934
Tax losses and tax credits | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3,428		4,276		4,457
Tax losses and tax credits | SPAIN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,759
Tax losses and tax credits | BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		103
Tax losses and tax credits | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		363
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		19,331		18,982		18,753	16,330
Deferred tax liabilities		6,522		5,568		4,837	5,694
Temporary differences | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		11,233		10,866		11,046	€ 9,649
Temporary differences | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 8,097		8,116		7,707
Temporary differences | SPAIN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset recovery period		15 years
Temporary differences | SPAIN | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 7,422
Temporary differences | SPAIN | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 2,330
Temporary differences | BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset recovery period		10 years
Temporary differences | BRAZIL | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 3,615
Temporary differences | BRAZIL | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,402
Temporary differences | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 940
Deferred tax asset recovery period		15 years
Non-deductible provisions | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 2,751		2,613		2,336
Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		2,073		1,168		1,207
Valuation of financial instruments | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		400		609		530
Loan losses | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		7,645		7,279		7,461
Loan losses | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,086		1,308		1,159
Pensions | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3,587		3,587		3,585
Pensions | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,009		632		723
Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		1,962		1,503		1,256
Valuation of tangible and intangible assets | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,317		1,215		1,077
Investments in Group companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		€ 831		€ 880		€ 808

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).